Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended									1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Gaming Rentals [Member]	Dec. 31, 2012 Gaming Rentals [Member]	Dec. 31, 2011 Gaming Rentals [Member]	Dec. 31, 2013 Subsequent Event [Member]	Dec. 31, 2013 Hong Kong [Member]	Dec. 31, 2013 Macau [Member]	Jul. 31, 2013 Mr.Vong Veng [Member]	Jul. 31, 2013 Chien Lee [Member]	Dec. 31, 2013 Mr.Leong And Mr.Li [Member]
Commitments and Contingencies Disclosure [Line Items]
Employment Contracts Total Compensation Charged To Operations	$ 1,166,217	$ 1,063,256	$ 775,200
Lease Expiration Date								Sep. 30, 2015	Apr. 30, 2016
Capital Leases, Future Minimum Payments Due, Next Twelve Months	76,248
Capital Leases, Future Minimum Payments Due in Two Years	68,428
Capital Leases, Future Minimum Payments Due in Three Years	11,861
Fees and Commissions, Transfer Agent							1,133,000
Employment Agreement Term										5 years	2 years
Employment Agreement Expiry Date												Feb. 28, 2013
Monthly Paid Rent For Storage Space	1,160
Sale Leaseback Transaction, Monthly Rental Payments				425,000
Operating Leases, Rent Expense	$ 83,969	$ 66,753	$ 38,976	$ 2,127,193	$ 0	$ 0